COMMITMENTS AND CONTINGENCIES - Additional Information (Detail) (USD $)	Jun. 30, 2014
Commitments and Contingencies [Line Items]
2014	$ 1,800,000
2015	2,100,000
2016	2,700,000
2017	3,200,000
2018	3,800,000
Minimum royalty payments total	$ 1,350,000